Financial Statement Components - Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued expenses	$ 3,998	$ 2,049
Warranty liabilities	259	267
Contract liabilities	2,284	225
Accrued compensation and benefits	3,071	823
Contract losses	558	0
Capital lease liabilities and other, current	282	162
Total accrued and other current liabilities	$ 10,452	$ 3,526